UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2009

Date of reporting period: April 30, 2009

Item 1. Schedule of Investments:

Putnam Growth Opportunities Fund

The fund's portfolio
4/30/09 (Unaudited)

COMMON STOCKS (98.0%)(a)
	Shares	Value

Aerospace and defense (2.5%)
Lockheed Martin Corp.	36,700	$2,882,051
United Technologies Corp.	82,000	4,004,880
		6,886,931

Automotive (0.5%)
Honda Motor Co., Ltd. ADR (Japan)	49,300	1,432,658
		1,432,658

Banking (1.4%)
JPMorgan Chase & Co.	116,200	3,834,600
		3,834,600

Biotechnology (3.0%)
Amgen, Inc. (NON)	37,600	1,822,472
Genzyme Corp. (NON)	59,700	3,183,801
Gilead Sciences, Inc. (NON)	74,800	3,425,840
		8,432,113

Cable television (0.7%)
DIRECTV Group, Inc. (The) (NON)	81,800	2,022,914
		2,022,914

Chemicals (2.8%)
FMC Corp.	36,100	1,759,153
Monsanto Co.	49,300	4,185,077
Potash Corp. of Saskatchewan, Inc. (Canada)	21,100	1,824,939
		7,769,169

Commercial and consumer services (0.9%)
Visa, Inc. Class A	38,900	2,526,944
		2,526,944

Communications equipment (5.9%)
Cisco Systems, Inc. (NON)	371,112	7,169,884
Corning, Inc.	112,100	1,638,902
F5 Networks, Inc. (NON)	81,000	2,208,870
Qualcomm, Inc.	131,500	5,565,080
		16,582,736

Computers (7.6%)
Apple, Inc. (NON)	81,400	10,242,562
Hewlett-Packard Co.	101,000	3,633,980
IBM Corp.	49,900	5,150,179
NetApp, Inc. (NON)	122,200	2,236,260
		21,262,981

Conglomerates (1.3%)
3M Co.	65,000	3,744,000
		3,744,000

Consumer goods (4.6%)
Avon Products, Inc.	67,000	1,524,920
Colgate-Palmolive Co.	41,600	2,454,400
Jarden Corp. (NON)	101,568	2,041,517
Kimberly-Clark Corp.	68,800	3,380,832
Procter & Gamble Co. (The)	70,800	3,500,352
		12,902,021

Electric utilities (1.4%)
Exelon Corp.	82,700	3,814,951
		3,814,951

Electronics (1.7%)
Altera Corp.	84,100	1,371,671
Micron Technology, Inc. (NON)	337,000	1,644,560
Tandberg ASA (Norway)	128,000	1,820,218
		4,836,449

Energy (oil field) (3.0%)
Halliburton Co.	179,400	3,627,468
Weatherford International, Ltd. (NON)	282,076	4,690,924
		8,318,392

Energy (other) (1.1%)

First Solar, Inc. (NON)	16,900	3,165,201
		3,165,201

Engineering and construction (0.6%)
Quanta Services, Inc. (NON)	77,700	1,766,121
		1,766,121

Food (0.6%)
Dean Foods Co. (NON)	76,000	1,573,200
		1,573,200

Forest products and packaging (0.7%)
Crown Holdings, Inc. (NON)	89,900	1,982,295
		1,982,295

Health-care services (4.5%)
AMERIGROUP Corp. (NON)	59,900	1,789,213
Community Health Systems, Inc. (NON)	83,700	1,911,708
Express Scripts, Inc. (NON)	54,600	3,492,762
Omnicare, Inc.	143,900	3,699,669
WellPoint, Inc. (NON)	36,500	1,560,740
		12,454,092

Insurance (1.6%)
MetLife, Inc.	54,200	1,612,450
PartnerRe, Ltd.	16,700	1,138,773
Willis Group Holdings, Ltd. (United Kingdom)	59,700	1,642,347
		4,393,570

Investment banking/Brokerage (2.6%)
Ameriprise Financial, Inc.	128,000	3,372,800
Goldman Sachs Group, Inc. (The)	30,600	3,932,100
		7,304,900

Machinery (0.6%)
Joy Global, Inc.	68,600	1,749,300
		1,749,300

Manufacturing (2.1%)
Flowserve Corp.	29,300	1,989,470
Shaw Group, Inc. (NON)	112,400	3,768,772
		5,758,242

Media (0.7%)
Walt Disney Co. (The)	88,900	1,946,910
		1,946,910

Medical technology (6.2%)
Baxter International, Inc.	45,900	2,226,150
Becton, Dickinson and Co.	63,100	3,816,288
Hospira, Inc. (NON)	87,800	2,885,986
Pall Corp.	146,200	3,861,142
St. Jude Medical, Inc. (NON)	100,100	3,355,352
Varian Medical Systems, Inc. (NON)	36,900	1,231,353
		17,376,271

Metals (0.8%)
Nucor Corp.	53,700	2,185,053
		2,185,053

Office equipment and supplies (0.8%)
Pitney Bowes, Inc.	91,900	2,255,226
		2,255,226

Oil and gas (5.7%)
Chevron Corp.	82,700	5,466,470
EOG Resources, Inc.	4,900	311,052
Hess Corp.	36,837	2,018,299
Occidental Petroleum Corp.	91,600	5,156,164
Suncor Energy, Inc. (Canada)	110,700	2,807,352
		15,759,337

Pharmaceuticals (4.8%)
Abbott Laboratories	92,400	3,866,940
Johnson & Johnson	21,600	1,130,976
Merck & Co., Inc.	57,600	1,396,224
Mylan, Inc. (NON)	159,200	2,109,400
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	45,700	2,005,773
Wyeth	68,100	2,887,440
		13,396,753

Railroads (0.5%)

Union Pacific Corp.		28,800	1,415,232
			1,415,232

Restaurants (1.8%)
Yum! Brands, Inc.		151,700	5,059,195
			5,059,195

Retail (9.9%)
Best Buy Co., Inc.		37,100	1,423,898
CVS Caremark Corp.		130,100	4,134,578
Kroger Co.		84,900	1,835,538
Lowe's Cos., Inc.		183,800	3,951,700
Macy's, Inc.		142,000	1,942,560
TJX Cos., Inc. (The)		249,900	6,989,703
Wal-Mart Stores, Inc.		147,000	7,408,800
			27,686,777

Schools (0.4%)
Apollo Group, Inc. Class A (NON)		15,400	969,430
			969,430

Semiconductor (1.4%)
Siliconware Precision Industries Co. ADR (Taiwan)		249,303	1,862,293
Taiwan Semiconductor Manufacturing Co., Ltd. ADR
(Taiwan)		183,600	1,940,652
			3,802,945

Software (4.9%)
Microsoft Corp.		302,000	6,118,520
Oracle Corp.		207,300	4,009,182
Sybase, Inc. (NON)		48,300	1,640,268
UBISOFT Entertainment (France) (NON)		94,861	1,857,042
			13,625,012

Technology (0.8%)
Affiliated Computer Services, Inc. Class A (NON)		45,700	2,210,966
			2,210,966

Technology services (3.8%)
Check Point Software Technologies (Israel) (NON)		115,800	2,683,086
Google, Inc. Class A (NON)		9,228	3,654,011
SAIC, Inc. (NON)		110,300	1,996,430
Yahoo!, Inc. (NON)		157,300	2,247,817
			10,581,344

Telecommunications (2.5%)
American Tower Corp. Class A (NON)		147,800	4,694,128
Brightpoint, Inc. (NON)		449,482	2,341,801
			7,035,929

Textiles (0.7%)
Coach, Inc. (NON)		75,000	1,837,500
			1,837,500

Tobacco (0.6%)
Lorillard, Inc.		26,400	1,666,632
			1,666,632

Total common stocks (cost $278,432,031)			$273,324,292

INVESTMENT COMPANIES (2.4%)(a)
		Shares	Value

iShares Dow Jones U. S. Transportation Average Index
Fund		42,000	$2,360,400
iShares MSCI Taiwan Index Fund		312,200	3,190,684
Semiconductor HOLDRs Trust		54,600	1,117,662

Total investment companies (cost $6,161,928)			$6,668,746

PURCHASED OPTIONS OUTSTANDING (--%)(a)
	Expiration date/	Contract	Value
	strike price	amount

Potash Corp. of Saskatchewan, Inc. (Canada) (Put)	Jun-09/$70.00	$21,100	$41,358

Total purchased options outstanding (cost $202,560)			$41,358

SHORT-TERM INVESTMENTS (1.3%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)		2,887,549	$2,887,549
U.S. Treasury Bills for an effective yield of 0.30%,
November 19, 2009		$880,000	878,529

Total short-term investments (cost $3,766,078)			$3,766,078

TOTAL INVESTMENTS

Total investments (cost $288,562,597) (b)	$283,800,474

WRITTEN OPTIONS OUTSTANDING at 4/30/09 (premiums received $268,216) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Apple, Inc. (Call)	$10,068	Jun-09/$135.00	$35,520
First Solar, Inc. (Call)	3,887	Jun-09/$160.00	134,179
First Solar, Inc. (Call)	3,608	May-09/$160.00	107,283
Potash Corp. of Saskatchewan, Inc. (Canada) (Call)	21,100	Jun-09/$90.00	121,770
Shaw Group, Inc. (Call)	22,480	Jul-09/$40.00	36,536

Total			$435,288

NOTES

(a) Percentages indicated are based on net assets of $279,000,698.

(b) The aggregate identified cost on a tax basis is $288,580,931, resulting in gross unrealized appreciation and depreciation of $24,696,752 and $29,477,209, respectively, or net unrealized depreciation of $4,780,457.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $66,367 for the period ended April 30, 2009. During the period ended April 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $20,820,840 and $28,265,739, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In April 2009, the fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $597 for the period ended April 30, 2009. During the period ended April 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $7,678,407 and $4,790,858, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

At April 30, 2009, liquid assets totaling $393,930 have been designated as collateral for open options contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At April 30, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of April 30, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$279,203,327	$--

Level 2	4,597,147	(167,072)

Level 3	--	--

Total	$283,800,474	$(167,072)

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of April 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging
instruments under Statement 133	Market value	Market value

Interest rate contracts	$--	$--

Foreign exchange contracts	--	--

Credit contracts	--	--

Equity contracts	25,227	353,501

Total	$25,227	$353,501

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 26, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 26, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2009

Date of reporting period: April 30, 2009

Item 1. Schedule of Investments:

Putnam Research Fund

The fund's portfolio
4/30/09 (Unaudited)

COMMON STOCKS (98.0%)(a)
	Shares	Value

Advertising and marketing services (0.1%)
Omnicom Group, Inc.	8,200	$258,054
		258,054

Aerospace and defense (3.7%)
Goodrich Corp.	34,800	1,540,944
L-3 Communications Holdings, Inc.	24,000	1,827,600
Lockheed Martin Corp.	24,300	1,908,279
Raytheon Co.	49,800	2,252,454
		7,529,277

Banking (5.1%)
Bank of America Corp.	260,135	2,323,006
Bank of New York Mellon Corp. (The)	38,300	975,884
JPMorgan Chase & Co.	106,650	3,519,450
U.S. Bancorp	10,500	191,310
Wells Fargo & Co.	170,910	3,419,909
		10,429,559

Beverage (--%)
Coca-Cola Co. (The)	2,300	99,015
		99,015

Biotechnology (2.8%)
Amgen, Inc. (NON)	57,592	2,791,484
Genzyme Corp. (NON)	53,690	2,863,288
Life Technologies Corp. (NON)	4,700	175,310
		5,830,082

Broadcasting (0.2%)
CBS Corp. Class B	17,900	126,016
Liberty Media Corp. Class A (NON)	8,400	204,540
		330,556

Cable television (1.7%)
Comcast Corp. Class A	102,700	1,587,742
DIRECTV Group, Inc. (The) (NON)	20,700	511,911
DISH Network Corp. Class A (NON)	11,200	148,400
Time Warner Cable, Inc.	39,533	1,274,149
		3,522,202

Chemicals (1.6%)
E.I. du Pont de Nemours & Co.	17,800	496,620
Monsanto Co.	18,600	1,578,954
Praxair, Inc.	17,100	1,275,831
		3,351,405

Commercial and consumer services (0.4%)
Alliance Data Systems Corp. (NON)	13,600	569,432
Automatic Data Processing, Inc.	5,700	200,640
		770,072

Communications equipment (2.8%)
Cisco Systems, Inc. (NON)	160,200	3,095,064
Corning, Inc.	40,400	590,648
Qualcomm, Inc.	52,100	2,204,872
		5,890,584

Computers (5.1%)
Apple, Inc. (NON)	30,900	3,888,147
EMC Corp. (NON)	169,600	2,125,088
Hewlett-Packard Co.	47,700	1,716,246
IBM Corp.	23,900	2,466,719
Metavante Technologies, Inc. (NON)	11,400	268,926
		10,465,126

Conglomerates (2.6%)
3M Co.	34,600	1,992,960
Danaher Corp.	8,200	479,208
General Electric Co.	224,900	2,844,985
		5,317,153

Consumer finance (0.5%)
American Express Co.	14,200	358,124
Capital One Financial Corp.	15,400	257,796
Mastercard, Inc. Class A	2,500	458,625

		1,074,545

Consumer goods (3.8%)
Avon Products, Inc.	69,800	1,588,648
Clorox Co.	8,800	493,240
Colgate-Palmolive Co.	18,800	1,109,200
Estee Lauder Cos., Inc. (The) Class A	35,900	1,073,410
Kimberly-Clark Corp.	10,300	506,142
Newell Rubbermaid, Inc.	71,400	746,130
Procter & Gamble Co. (The)	46,200	2,284,128
		7,800,898

Containers (0.1%)
Owens-Illinois, Inc. (NON)	8,700	212,193
Pactiv Corp. (NON)	3,700	81,079
		293,272

Electric utilities (3.6%)
American Electric Power Co., Inc.	47,175	1,244,477
CMS Energy Corp.	55,000	661,100
Edison International	41,700	1,188,867
Entergy Corp.	11,800	764,286
Exelon Corp.	21,600	996,408
Great Plains Energy, Inc.	42,000	607,740
NV Energy, Inc.	84,400	865,100
PG&E Corp.	32,100	1,191,552
		7,519,530

Electronics (1.7%)
Altera Corp.	40,300	657,293
Broadcom Corp. Class A (NON)	12,300	285,237
Micron Technology, Inc. (NON)	134,600	656,848
National Semiconductor Corp.	47,700	590,049
Texas Instruments, Inc.	69,000	1,246,140
		3,435,567

Energy (oil field) (1.7%)
Halliburton Co.	52,100	1,053,462
Smith International, Inc.	33,300	860,805
Weatherford International, Ltd. (NON)	93,700	1,558,231
		3,472,498

Energy (other) (0.7%)
First Solar, Inc. (NON)	7,250	1,357,853
		1,357,853

Engineering and construction (0.3%)
Fluor Corp.	15,600	590,772
		590,772

Financial (0.5%)
CME Group, Inc.	2,276	503,793
Discover Financial Services	11,000	89,430
Intercontinental Exchange, Inc. (NON)	4,118	360,737
		953,960

Food (2.2%)
General Mills, Inc.	52,500	2,661,225
Kraft Foods, Inc. Class A	82,100	1,921,140
		4,582,365

Forest products and packaging (0.3%)
Crown Holdings, Inc. (NON)	5,900	130,095
International Paper Co.	13,300	168,378
MeadWestvaco Corp.	5,100	79,866
Weyerhaeuser Co.	5,400	191,018
		569,357

Health-care services (2.4%)
AmerisourceBergen Corp.	17,800	598,792
CIGNA Corp.	19,000	374,490
Express Scripts, Inc. (NON)	11,900	761,243
McKesson Corp.	27,000	999,000
Omnicare, Inc.	17,200	442,212
Universal Health Services, Inc. Class B	8,600	433,440
WellPoint, Inc. (NON)	29,300	1,252,868
		4,862,045

Homebuilding (0.2%)
D.R. Horton, Inc.	14,100	184,005
Toll Brothers, Inc. (NON)	7,100	143,846
		327,851

Insurance (2.3%)
ACE, Ltd.	8,690	402,521

Aflac, Inc.	32,400	936,036
Arch Capital Group, Ltd. (NON)	6,100	352,458
Chubb Corp. (The)	11,000	428,450
Everest Re Group, Ltd.	3,700	276,168
Marsh & McLennan Cos., Inc.	21,260	448,373
MetLife, Inc.	21,800	648,550
RenaissanceRe Holdings, Ltd.	7,797	379,402
Travelers Cos., Inc. (The)	17,000	699,380
XL Capital, Ltd. Class A	24,200	230,142
		4,801,480

Investment banking/Brokerage (2.7%)
BlackRock, Inc.	1,738	254,652
Eaton Vance Corp.	10,000	273,700
Goldman Sachs Group, Inc. (The)	19,900	2,557,150
Invesco, Ltd.	22,700	334,144
Morgan Stanley	36,200	855,768
Raymond James Financial, Inc.	8,000	125,520
State Street Corp.	17,200	587,036
T. Rowe Price Group, Inc.	8,400	323,568
TD Ameritrade Holding Corp. (NON)	11,900	189,329
		5,500,867

Lodging/Tourism (0.7%)
Marriott International, Inc. Class A	27,600	650,256
Wyndham Worldwide Corp.	74,100	865,488
		1,515,744

Machinery (1.2%)
Caterpillar, Inc.	8,400	298,872
Cummins, Inc.	16,500	561,000
Deere (John) & Co.	17,400	717,924
Parker-Hannifin Corp.	17,500	793,625
		2,371,421

Media (1.6%)
News Corp., Ltd. (The) Class A	60,600	500,556
Time Warner, Inc.	43,666	953,229
Viacom, Inc. Class B (NON)	33,600	646,464
Walt Disney Co. (The)	58,500	1,281,150
		3,381,399

Medical technology (3.1%)
Baxter International, Inc.	12,100	586,850
Becton, Dickinson and Co.	13,300	804,384
Boston Scientific Corp. (NON)	160,200	1,347,282
Covidien, Ltd. (Bermuda)	28,200	930,036
Hologic, Inc. (NON)	23,700	352,182
Hospira, Inc. (NON)	25,400	834,898
Medtronic, Inc.	27,400	876,800
St. Jude Medical, Inc. (NON)	20,600	690,512
		6,422,944

Metals (0.9%)
Alcoa, Inc.	12,100	109,747
Barrick Gold Corp. (Canada)	16,300	474,330
Freeport-McMoRan Copper & Gold, Inc. Class B	12,600	537,390
Nucor Corp.	10,100	410,969
Steel Dynamics, Inc.	10,000	124,500
United States Steel Corp.	10,367	275,244
		1,932,180

Office equipment and supplies (0.1%)
Avery Dennison Corp.	3,100	89,094
Pitney Bowes, Inc.	6,000	147,240
		236,334

Oil and gas (11.2%)
Chevron Corp.	85,300	5,638,330
EOG Resources, Inc.	19,000	1,206,120
Exxon Mobil Corp.	117,400	7,827,058
Hess Corp.	4,329	237,186
Marathon Oil Corp.	37,400	1,110,780
Noble Energy, Inc.	15,400	873,950
Occidental Petroleum Corp.	50,800	2,859,532
Ultra Petroleum Corp. (NON)	27,300	1,168,440
XTO Energy, Inc.	57,900	2,006,814
		22,928,210

Pharmaceuticals (6.3%)
Abbott Laboratories	53,600	2,243,160
Cephalon, Inc. (NON)	14,400	944,784
Johnson & Johnson	31,898	1,670,179
Merck & Co., Inc.	31,732	769,184
Pfizer, Inc.	298,900	3,993,304
Schering-Plough Corp.	35,300	812,606
Wyeth	57,400	2,433,760
		12,866,977

Power producers (0.3%)
AES Corp. (The) (NON)	75,600	534,492
		534,492

Publishing (0.2%)
Gannett Co., Inc.	5,900	23,069
McGraw-Hill Cos., Inc. (The)	11,000	331,650
R. R. Donnelley & Sons Co.	5,300	61,745
		416,464

Real estate (0.9%)
Digital Realty Trust, Inc. (R)	14,600	525,746
HCP, Inc. (R)	27,600	605,820
Simon Property Group, Inc. (R)	14,295	737,622
		1,869,188

Regional Bells (2.6%)
AT&T, Inc.	119,300	3,056,466
Qwest Communications International, Inc.	156,800	609,952
Verizon Communications, Inc.	52,550	1,594,367
		5,260,785

Restaurants (0.7%)
McDonald's Corp.	21,400	1,140,406
Yum! Brands, Inc.	11,700	390,195
		1,530,601

Retail (6.1%)
Advance Auto Parts, Inc.	3,700	161,875
Amazon.com, Inc. (NON)	7,500	603,900
AutoZone, Inc. (NON)	1,200	199,668
Best Buy Co., Inc.	11,200	429,856
Big Lots, Inc. (NON)	6,800	187,952
CVS Caremark Corp.	21,200	673,736
GameStop Corp. (NON)	4,200	126,672
Gap, Inc. (The)	40,500	629,370
Home Depot, Inc. (The)	53,900	1,418,648
Kroger Co.	29,500	637,790
Lowe's Cos., Inc.	82,000	1,763,000
Macy's, Inc.	39,200	536,256
OfficeMax, Inc.	11,600	86,420
Penske Auto Group, Inc. (NON)	7,500	99,375
Staples, Inc.	21,600	445,392
Target Corp.	16,700	689,042
TJX Cos., Inc. (The)	14,700	411,159
Wal-Mart Stores, Inc.	67,600	3,407,040
		12,507,151

Schools (0.5%)
Apollo Group, Inc. Class A (NON)	7,100	446,945
Career Education Corp. (NON)	26,000	573,040
		1,019,985

Semiconductor (0.7%)
Atmel Corp. (NON)	223,200	857,088
Formfactor, Inc. (NON)	32,446	565,534
		1,422,622

Software (4.1%)
Activision Blizzard, Inc. (NON)	91,400	984,378
Akamai Technologies, Inc. (NON)	4,400	96,888
Electronic Arts, Inc. (NON)	87,100	1,772,485
Microsoft Corp.	183,000	3,707,580
Parametric Technology Corp. (NON)	174,500	1,945,675
		8,507,006

Staffing (0.1%)
Robert Half International, Inc.	4,500	108,090
		108,090

Technology services (2.4%)
Expedia, Inc. (NON)	57,500	782,575
Global Payments, Inc.	6,000	192,360
Google, Inc. Class A (NON)	5,001	1,980,246
Iron Mountain, Inc. (NON)	5,200	148,148
Salesforce.com, Inc. (NON)	15,500	663,555
VeriSign, Inc. (NON)	5,100	104,958
Yahoo!, Inc. (NON)	69,800	997,442
		4,869,284

Telecommunications (0.5%)
American Tower Corp. Class A (NON)	16,900	536,744
Sprint Nextel Corp. (NON)	98,900	431,204
		967,948

Textiles (0.8%)
Cintas Corp.	3,800	97,508
Coach, Inc.	25,700	629,650
NIKE, Inc. Class B	18,400	965,448
		1,692,606

Tobacco (2.9%)
Altria Group, Inc.	82,900	1,353,757
Lorillard, Inc.	40,300	2,544,135
Philip Morris International, Inc.	54,450	1,971,090
		5,868,982

Transportation services (0.7%)
Expeditors International of Washington, Inc.	14,000	485,940
United Parcel Service, Inc. Class B	18,800	983,992
		1,469,932

Waste Management (0.3%)
Republic Services, Inc.	9,300	195,300
Waste Management, Inc.	14,200	378,714
		574,014

Total common stocks (cost $234,496,399)		$201,210,304

INVESTMENT COMPANIES (0.6%)(a)
	Shares	Value

Industrial Select Sector SPDR Fund	60,000	$1,305,600

Total investment companies (cost $1,166,629)		$1,305,600

CONVERTIBLE PREFERRED STOCKS (0.3%)(a)
	Shares	Value

Citigroup, Inc. Ser. T, $3.25 cv. pfd.	21,242	$670,451

Total convertible preferred stocks (cost $516,293)		$670,451

SHORT-TERM INVESTMENTS (1.5%)(a)
	Principal amount/shares	Value

U.S. Treasury Bills for an effective yield of 0.38%,
November 19, 2009	$460,000	$458,387
Putnam Money Market Liquidity Fund	2,595,380	2,595,380

Total short-term investments (cost $3,054,484)		$3,053,767

TOTAL INVESTMENTS

Total investments (cost $239,233,805) (b)		$206,240,122

WRITTEN OPTIONS OUTSTANDING at 4/30/09 (premiums received $21,257) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

First Solar, Inc. (Call)	$2,248	June-09/$160	$77,601

Total			$77,601

NOTES

(a) Percentages indicated are based on net assets of $205,318,647.

(b) The aggregate identified cost on a tax basis is $239,673,440, resulting in gross unrealized appreciation and depreciation of $11,596,004 and $45,029,322, respectively, or net unrealized depreciation of $33,433,318.

(NON) Non-income-producing security.

(R) Real Estate Investment Trust.

At April 30, 2009, liquid assets totaling $77,601 have been designated as collateral for open options contracts.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $11,939 for the period ended April 30, 2009. During the period ended April 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $10,709,361 and $11,344,654, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In April 2009, the fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $471 for the period ended April 30, 2009. During the period ended April 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $8,330,332 and $5,734,952, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of April 30, 2009:

Valuation inputs

	Investments in securities	Other financial instruments

Level 1	$205,111,284	$--

Level 2	1,128,838	(56,344)

Level 3	--	--

Total	$206,240,122	$(56,344)

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 26, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 26, 2009